Stock Options and Warrants (Details 5) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Begining	631,000
Issued	4,780,000	631,087
Exercised
Outstanding, Ending	5,411,000	631,000
Number of warrants exercisable	5,411,000	631,087
Weighted Average Exercise Price
Outstanding, Begining	$ 0.80
Issued	$ 0.78	$ 0.80
Exercised
Outstanding, Ending	$ 0.78	$ 0.80
Exercise price of warrants	$ 0.78	$ 0.80